Provisions - Schedule of changes in fair value of plan assets, United Kingdom (Details) - United Kingdom - Plan assets - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	€ 17,244	€ 15,575	€ 14,755
Expected return on plan assets	320	225	296
Benefits paid	(487)	(463)	(443)
Contributions	262	285	274
Actuarial gains/(losses)	(6,517)	541	1,492
Exchange differences and other items	(670)	1,081	(799)
Fair value of plan assets at end of year	€ 10,152	€ 17,244	€ 15,575